HSBC INVESTOR FUNDS

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

SUPPLEMENT DATED APRIL 8, 2011
TO THE MONEY MARKET FUNDS PROSPECTUS DATED MARCH 1, 2011

This supplement contains information which amends certain information contained in the Money Market Funds Prospectus of HSBC Investor Funds dated March 1, 2011 (the “Prospectus”).

The Performance Table on page seven of the Prospectus relating to the HSBC Investor New York Tax-Free Money Market Fund (the “Fund”) is deleted and replaced with the following:

Average Annual Total Returns^ (for the periods ended December 31, 2010)

	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Nov. 17, 1994	0.01%	1.47%	1.27%	1.93%
Class B Shares (with applicable CDSC)*	Apr. 29, 1998	N/A	N/A	N/A	0.89%
Class C Shares (with applicable CDSC)*	Mar. 19, 2001	N/A	N/A	N/A	0.77%
Class D Shares	Apr. 1, 1999	0.01%	1.57%	1.40%	1.66%
Class E Shares**	N/A	N/A	N/A	N/A	N/A
Class Y Shares	July 1, 1996	0.02%	1.74%	1.61%	2.11%
Lipper NY Tax-Exempt Money Market Funds Average	—	0.03%	1.59%	1.40%	2.04%***

^      During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one- time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.

*      Class B and Class C Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Classes had operations. The 1 year annual return and 7-day yield information is not provided because there were no Class B or Class C shareholders as of December 31, 2010.

**   Average annual return and 7-day yield information is not provided because there were no Class E shareholders as of December 31, 2010.

*** Since November 30, 1994.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

HSBC INVESTOR FUNDS

HSBC INVESTOR GROWTH FUND
HSBC INVESTOR OPPORTUNITY FUND

SUPPLEMENT DATED APRIL 8, 2011
TO THE EQUITY FUNDS PROSPECTUS DATED MARCH 1, 2011

This supplement contains information which amends certain information contained in the Equity Funds Prospectus of HSBC Investor Funds dated March 1, 2011 (the “Prospectus”).

The Expense Example on page four of the Prospectus relating to the HSBC Investor Growth Fund is deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$616	$890	$1,185	$2,020
Class B Shares	$598	$841	$1,111	$2,042
Class C Shares	$298	$641	$1,111	$2,410
Class I Shares	$ 97	$333	$ 587	$1,316

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$198	$641	$1,111	$2,042
Class C Shares	$198	$641	$1,111	$2,410

The Expense Example on page ten of the Prospectus relating to the HSBC Investor Opportunity Fund is deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$659	$1,078	$1,521	$2,748
Class B Shares	$643	$1,034	$1,452	$2,774
Class C Shares	$343	$ 834	$1,452	$3,117

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$243	$834	$1,452	$2,774
Class C Shares	$243	$834	$1,452	$3,117

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

HSBC INVESTOR FUNDS

HSBC WORLD SELECTION FUNDS

AGGRESSIVE STRATEGY FUND

SUPPLEMENT DATED APRIL 8, 2011
TO THE WORLD SELECTION FUNDS PROSPECTUS DATED MARCH 1, 2011

This supplement contains information which amends certain information contained in the World Selection Funds Prospectus of HSBC Investor Funds dated March 1, 2011 (the “Prospectus”).

The Expense Example on page four of the Prospectus relating to the Aggressive Strategy Fund is deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$678	$1,148	$1,645	$3,006
Class B Shares	$662	$1,107	$1,577	$3,033
Class C Shares	$362	$ 907	$1,577	$3,367

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$262	$907	$1,577	$3,033
Class C Shares	$262	$907	$1,577	$3,367

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE